Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of profit (loss) to net cash flows from operating activities:
Loss for the year	$ (165,334)	$ (171,491)	$ (92,531)
Adjustments:
Depreciation and amortization	17,339	7,428	5,073
Credit loss allowance expenses	503,679	187,790	193,967
Deferred income taxes	(224,654)	(44,025)	(40,340)
Customer Program	11,180
Provision for lawsuits and administrative proceedings	2,818	227	7,386
Losses (gains) on other investments	(39,280)
Losses (gains) on financial instruments	19,338	48,433	1,799
Interest accrued	11,077	39,521	17,681
Share-based payments granted	157,324	35,569	18,511
total	293,487	103,452	111,546
Changes in operating assets and liabilities:
Securities	(4,666,792)	(2,008,861)	(1,689,547)
Compulsory deposits and others at central banks	(924,889)	(43,841)
Credit card receivables	(2,568,423)	(470,227)	(1,414,489)
Loans to customers	(1,522,217)	(178,686)	(63,009)
Interbank transactions		93	(91)
Other assets	(64,072)	78,319	(166,173)
Deposits	4,001,856	2,871,246	2,088,793
Payables to credit card network	1,602,485	312,607	1,365,476
Deferred income	4,848	3,621	10,325
Other liabilities	417,225	57,841	52,366
Interest paid	(9,062)	(6,199)	(15,603)
Income tax paid	(52,314)	(7,880)	(3,457)
Interest received	563,550	263,035
Cash flows (used in) generated from operating activities	(2,924,318)	974,520	276,137
Cash flows from investing activities
Acquisition of fixed assets	(6,025)	(3,084)	(2,377)
Acquisition of intangible assets	(22,473)	(4,902)	(2,302)
Acquisition of subsidiary, net of cash acquired	(114,486)	(8,284)
Equity instrument	(11,211)
Cash flow (used in) generated from investing activities	(154,195)	(16,270)	(4,679)
Cash flows from financing activities
Proceeds from senior preferred shares		300,000	400,001
Proceeds from securitized borrowings			126,768
Issuance of preferred shares	800,000
Issuance of shares under IPO	2,590,846
Transactions costs from IPO	(47,545)
Payments of securitized borrowings	(66,403)	(52,172)	(16,835)
Proceeds from borrowings and financing	116,349	17,974	160,577
Payments of borrowings and financing	(60,523)	(27,893)	(78,185)
Proceeds from debt instruments eligible as capital			18,824
Lease payments	(4,387)	(4,568)	(2,014)
Exercise of stock options	12,252	6,776	5,831
Shares repurchased	(4,607)	(15)	(3,774)
Cash flows (used in) generated from financing activities	3,335,982	240,102	611,193
Increase (decrease) in cash and cash equivalents	257,469	1,198,352	882,651
Cash and cash equivalents
Cash and cash equivalents - beginning of the year	2,343,780	1,246,566	379,207
Foreign exchange rate changes on cash and cash equivalents	104,426	(101,138)	(15,292)
Cash and cash equivalents - end of the year	2,705,675	2,343,780	1,246,566
Increase (decrease) in cash and cash equivalents	$ 257,469	$ 1,198,352	$ 882,651